December 12, 2013 VIA EDGAR SUBMISSION

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention: Jay E. Ingram

Re:	Argos Therapeutics, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted November 12, 2013

File No. 377-00369

Ladies and Gentlemen:

On behalf of Argos Therapeutics, Inc. (the “Company”), submitted herewith on a confidential basis is Amendment No. 1 (“Amendment No. 1”) to the Confidential Draft Registration Statement referenced above (the “Registration Statement”).

Amendment No. 1 is being submitted in response to comments contained in a letter, dated December 9, 2013 (the “Letter”), from Jay E. Ingram of the Staff of the Securities and Exchange Commission (the “Staff”) to Jeffrey D. Abbey, the Company’s Chief Executive Officer. The responses contained herein are based on information provided to us by representatives of the Company. The responses are keyed to the numbering of the comments in the Letter and to the headings used in the Letter. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement as set forth in Amendment No. 1. Page numbers referred to in the responses reference the applicable pages of Amendment No. 1.

On behalf of the Company, we advise you as follows:

General

1.	Please include updated financial statements and corresponding financial information in your Form S-1/A. Refer to Item 11(e) of Form S-1 and Rule 3-12 of Regulation S-X for guidance.

Response:	The Company has included updated financial statements and corresponding financial information in Amendment No. 1.

Securities and Exchange Commission

December 12, 2013

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:	The Company acknowledges the Staff’s request and will provide to the Staff, under separate cover, on a supplemental basis, written materials presented to potential investors in reliance on Section 5(d) of the Securities Act. To the Company’s knowledge, to date, no broker or dealer that is participating or will participate in the Company’s initial public offering has published or distributed a research report in reliance upon Section 2(a)(3) of the Securities Act.

3.	We will process this draft registration statement and any amendment without a price range. Since the price range triggers, however, a number of disclosure matters, we will need sufficient time to process the amendment in which it is included. Note that the price range’s effect on disclosure throughout the registration statement may cause us to raise issues on areas upon which we have not commented previously.

Response:	The Company acknowledges that the Staff may have additional comments once the Company discloses an estimated price range.

4.	We note that you intend to file by amendment additional exhibits, including the legal opinion. We may have comments on the legal opinion and other exhibits after they are filed. Please allow us sufficient time to review these materials before requesting acceleration of the registration statement’s effectiveness.

Response:	The Company acknowledges the Staff’s comment and will provide all exhibits as soon as practicable.

5.	Provide us copies of any artwork that you intend to use as soon as possible for our review and comment. Since we may have comments on these materials, you may wish to consider waiting for comments before printing and circulating any artwork.

Response:	Other than as included in the draft Registration Statement, the Company does not currently intend to include any artwork. If the Company determines to include any artwork, the Company will promptly provide such material to the Staff on a supplemental basis. The Company acknowledges that the Staff may have additional comments regarding this material.

Securities and Exchange Commission

December 12, 2013

6.	Before effectiveness, please arrange for a representative of the Financial Industry Regulatory Authority or FINRA to call us to confirm that FINRA has no objection to the underwriting arrangements for the offering. Alternatively, provide us a copy of the letter from FINRA confirming that FINRA has no objection to the underwriting arrangements for the offering.

Response:	The Company acknowledges the Staff’s comment.

7.	We acknowledge receipt of your application for confidential treatment for portions of exhibits 10.15 - 10.19 to the registration statement. Please note that we will issue any comments on the confidential treatment application in a separate letter.

Response:	The Company acknowledges the Staff’s comment.

Special Note Regarding Forward-Looking Statements, page 46

8.	We note the disclosure concerning statistical and other industry and market data included in the registration statement that you obtained from industry publications and research, surveys, and studies conducted by third parties. Please tell us whether you funded or commissioned any of the statistical and other industry and market data sources.

Response:	In response to the Staff’s comment, the Company confirms that it has not funded or commissioned any of the statistical data or industry and market data included in the Registration Statement.

Use of Proceeds, page 48

9.	We note from page 78 that $200,000 of the net proceeds of the offering will be used to pay a success fee to a former lender under a loan agreement that was previously repaid in full. Please revise herein to so indicate.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 48 of Amendment No. 1.

Collaborations, page 60

10.	Disclose the duration of your license agreements with Pharmstandard International S.A. and Green Cross Corp. Alternatively, provide a cross reference to the disclosures on page 116.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 60 of Amendment No. 1.

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December 12, 2013

Stock-Based Compensation, page 66

11.	Until you provide a bona fide estimate of the offering price, we cannot complete an accounting review of this disclosure or the disclosures on pages 10, 51 and 53. Note that any significant disparity between the IPO price and your compensation accounting fair value estimates should be fully explained in the critical accounting estimate section of MD&A. Further, if any known valuation evidence was given disproportionate weight in the estimation of stock values then that fact should be explained and the basis fully disclosed. For example, we note from page 68 that the stock options granted in November 2013 had an increased fair value from those granted from December 2012 to June 2013. However, based on the disclosure on page 72, it is not clear how the Series E financing to insiders, “continued enrollment” in the ongoing phase 3 clinical trial of AGS-003 and holding “an organizational meeting for this offering” warranted an increase of 54% in management’s fair value estimation from $0.63 per share to $0.97 per share.

Response:	In response to the Staff’s comment, the Company notes that once the estimated price range for this offering has been determined, the Company will provide an explanation for any significant disparity between the IPO price and our recent compensation accounting fair value estimates in the critical accounting estimate section of MD&A. The Company’s determination of the fair value of common stock as of the various periods presented were based upon a number of qualitative and quantitative factors as described on pages 66 through 73 of Amendment No. 1. The Company believes it has determined these values based upon appropriate consideration of the valuation evidence available.

The Company further notes that the $0.97 per share fair value set in November 2013 in connection with the grant of stock options on November 1, 2013 and November 11, 2013 was based on the contemporaneous valuation performed as of September 30, 2013. In response to comment 12, the Company revised Amendment No. 1 to indicate that the September 30, 2013 valuation set the fair value of the common stock at $0.97 per share based on the PWERM analysis described in Amendment No. 1. The description of the PWERM analysis includes the scenarios used in the analysis and the probability weightings attached to them, which were based, among other things, on consideration of the status of the Company’s drug development programs and the Company’s funding requirements at the time. The Company has revised the description of the September 30, 2013 valuation to reference the Company’s Series E financing and plans for an initial public offering as examples of this.

As disclosed under the caption “Stock Option Grants in November 2013” on page 72 of Amendment No. 1, in setting the value of the common stock on November 1, 2013 and November 11, 2013, the Company’s Board of Directors determined that the events and circumstances that had occurred between September 30, 2013 and the November dates did not indicate a change in the fair value of the common stock between September 30, 2013 and November 1, 2013 and November 11, 2013. The disclosure then provides as examples of the facts and circumstances considered: the additional closings of the series E preferred stock financing, the “continued enrollment” of its phase 3 clinical trial and the “organizational meeting”. These three items were not included to suggest that the fair value should be increased from $0.63 to $0.97. Instead, the Company believes that they support the determination of the Company’s board of directors to use the September 30, 2013 valuation as the basis for the fair value determinations on November 1, 2013 and November 11, 2013.

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December 12, 2013

The Company provides the following additional information with respect to the three bulleted items:

Series E Preferred Stock Financing

The Company sold shares of series E preferred stock in a financing in August, October and November 2013. The majority of the proceeds of this financing (approximately 88%) came from new outside investors, and the largest of these new investors is now the largest stockholder in the Company. Because most of the financing occurred at the August 2013 closing (either through purchase price paid or through binding commitments), the financing was contemplated in the contemporaneous valuation performed in September 2013. This disclosure has been added to Amendment No. 1. The Company notes that there were no commitments for financing at the time the June 2013 options were granted with a fair value of $0.63. As noted in the registration statement, at that time, the Company only had funding through July 2013. With the additional investment of the series E preferred stock financing, the Company had the ability to continue the development of its AGS-003 and AGS-004 product candidates, which increased the likelihood of a successful IPO or strategic sale or merger as reflected in the PWERM analysis. The additional closings that took place in October 2013 and November 2013 were contemplated as of September 30, 2013.

Continued Enrollment

As noted in the registration statement, the Company dosed its first patient in the ongoing phase 3 clinical trial of AGS-003 in May 2013. By the end of September 2013, the Company had enrolled 36 patients in the trial. As such, by the time the contemporaneous valuation was performed as of September 30, 2013, the Company had a better sense as to how the trial was proceeding, including a better sense as to enrollment rates and as to when data from the trial would be available. This information was relied on in determining the scenarios and probability weightings as part of the PWERM analysis. The continued enrollment in the trial from September 30, 2013 to November 2013 did not change this information.

Organizational Meeting

The Company held an organizational meeting for this offering in late September 2013 with its bankers and planned to seek to complete the IPO by the end of January 2014. The Company believed these events increased the probability of an IPO occurring in the near term and again was relied on in determining the scenarios and probability weightings as part of the PWERM analysis. The Company’s continued progress in meeting with its bankers and preparing the registration statement for submission to the SEC did not change these plans.

Securities and Exchange Commission

December 12, 2013

12.	Please revise to disclose the value per share determined in each contemporaneous valuations performed in August 2012 and September 2013.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 70 and 72 of Amendment No. 1.

Funding Requirements, page 78

13.	You disclose in your footnotes on page F-25 the loan and security agreement you have outstanding with two lending institutions. Please revise your liquidity section to identify and disclose all internal and external sources of liquidity and any unused sources of liquid assets. Refer to Item 303(a)(1) and Section 501.03.a of the Codification of Financial Reporting Policies.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page F-25 to clarify that the Loan and Security Agreement had terminated in April 2010 and that the features disclosed related to periods prior to April 2010. There were no amounts outstanding under the Loan and Security Agreement as of December 31, 2011, December 31, 2012 or September 30, 2013. As a result, the loan did not have an impact on our funding requirements for future periods.

Business, page 82

14.	Expand your disclosure to indicate whether you or a third party has filed an investigational new drug or IND application for each of your product candidates. If an IND application has been filed for each of your product candidates, disclose also the identity of the filer and the date on which the application was filed for each of your product candidates. Alternatively, where no IND application has been filed, explain why.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 93 and 106 of Amendment No. 1.

Management, page 127

15.	It is unclear to which directors the footnotes below the table are referring. Please revise. We note the omission of the names of the members of your audit, compensation, and nominating and corporate governance committees on pages 131-132.

Response:	The Company acknowledges the Staff’s comment and will identify the

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December 12, 2013

names of the members of the audit, compensation and nominating and corporate governance committees following their election to such committees by the Company’s board of directors.

Executive Compensation, page 133

16.	Please provide executive compensation disclosure for the fiscal year ended December 31, 2012.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 135 through 137 of Amendment No. 1.

Outstanding Equity Awards at 2013 Fiscal Year End, page 135

17.	Footnote (8) to the table indicates that the option was repriced in April 2012. Explain briefly why the option was repriced.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 137 and 138 of Amendment No. 1.

Description of Capital Stock, page 163

18.	We note that the description of your capital stock and provisions of your certificate of incorporation and bylaws is qualified by reference to the applicable provisions of the Delaware General Corporation Law. You may not qualify information in the prospectus by reference to information outside the prospectus unless incorporation by reference or a summary of a document filed as an exhibit is required by the form. See Rule 411(a) of Regulation C under the Securities Act. Please revise.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 165 of Amendment No. 1.

Lock-Up Agreements, page 168; Underwriting, page 173

19.	Describe briefly the factors that the underwriters’ representatives would consider in determining whether to consent to the release of any of the securities subject to the lock-up agreements before the agreements’ expiration period.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 170 of Amendment No. 1.

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December 12, 2013

Where You Can Find More Information, page 178

20.	We note the “not necessarily complete” and “qualified in all respects” language. Clarify that statements made in the prospectus about the contents of any contract, agreement, or other document filed as an exhibit to the registration statement include the material provisions of the contract, agreement, or other document.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 180 of Amendment No. 1.

Note 11. Warrants, page F-30

21.	We note in your October 19, 2011 response to our letter dated September 16, 2011 that you did not use an option pricing model to value your warrants, however you state the difference between the PWERM model and the option pricing model was not material. It appears you are still not valuing your warrants using an option pricing model. Please tell us why you have not adopted an option pricing model to value your warrants and to the extent your basis for not doing so is that the difference is not material, please provide us your materiality analysis for each year presented supporting that conclusion.

Response:	In response to the Staff’s comment, the Company confirms to the Staff that it did not use an option-pricing model for purposes of valuing our preferred stock warrant liability. Instead, the Company based the valuation of the warrants to purchase preferred stock on an allocation of the enterprise valuation to all classes of equity and preferred stock, including these preferred warrants, at December 31, 2011 and December 31, 2012. The preferred warrants were extinguished prior to September 30, 2013. For the periods outstanding, the preferred warrants were significantly in the money with only a nominal $0.01 exercise price. As a result, the Company believes they were worth the same as the value of the underlying security as reduced by the exercise price. Since the PWERM model provides a waterfall calculation of the various classes of equity and preferred stock and included the warrants, the Company believes that the PWERM model was the most appropriate model to utilize consistent with prior periods.

Note 12. Stock Options, page F-32

22.	You disclose that in March 2012 your Board of Directors approved the repricing of certain options. Please explain how you determined that this repricing did not result in additional compensation expense and how your accounting is in compliance with ASC 718.

Response:	In response to the Staff’s comment, the Company advises the Staff that it

Securities and Exchange Commission

December 12, 2013

did not recognize additional compensation expense for the repriced options in accordance with ASC 718 as the compensation expense associated with the repriced options as of the date of the repricing was less than the compensation expense that the Company recognized in connection with the grant of such options. In making such determination, the Company calculated compensation expense associated with the repriced options by applying the Black Scholes option valuation model to the options to purchase 1,205,000 shares that had been repriced to $0.70 per share as of the date of repricing. Due to the lower exercise price of such options, as well as the risk-free interest rate and volatility factors used in the model (which were consistent with the model used by the Company in determining compensation expense associated with other option grants in 2013) the associated stock compensation expense was less than that calculated for the original stock options. Under the guidance in ASC 718, only additional incremental expense is recognized in connection with a modification such as a repricing. Because there was no incremental expense, the Company did not recognize stock based compensation expense.

Exhibit 10.8

23.	We note that you did not file all attachments to the exhibit. Unlike Item 601(b)(2) of Regulation S-K, Item 601(b)(10) of Regulation S-K has no provision for excluding attachments to an exhibit. Please refile the exhibit with all attachments.

Response:	In response to the Staff’s comment, the Company will refile with Amendment No. 1 Exhibit 10.8, including all attachments thereto.

***

If you have any further questions or comments, or if you require any additional information, please contact the undersigned by telephone at (617) 526-6663 or facsimile at (617) 526-5000. Thank you for your assistance.

Very truly yours,

/s/ Stuart M. Falber

Stuart M. Falber

cc: Jeffrey D. Abbey